UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Global Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Emerging Markets Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Argentina - 1.5%	Tenaris SA (a)	58,607	$ 1,776,964
	Ternium SA (a)	64,470	1,315,188
			3,092,152
Brazil - 16.5%	All America Latina Logistica SA	213,000	1,344,843
	Banco Bradesco SA (a)	145,421	2,293,289
	Cia de Bebidas das Americas (Preference Shares) (a)	28,000	1,969,240
	Cia Energetica de Minas Gerais (a)	237,030	3,384,788
	Cyrela Brazil Realty SA	360,909	3,712,096
	GVT Holding SA (b)	115,000	2,225,727
	Itau Unibanco Banco Multiplo SA (a)	170,796	3,055,540
	Lojas Renner SA	46,074	674,657
	Natura Cosmeticos SA	85,473	1,217,672
	Petroleo Brasileiro SA (a)	76,600	2,581,420
	Tam SA (Preference Shares) (a)(b)	190,118	2,336,550
	Tractebel Energia SA	199,000	2,064,928
	Vale SA (a)	355,475	6,114,170
			32,974,920
China - 12.5%	Bank of China Ltd.	7,225,000	3,590,863
	China Coal Energy Co.	1,421,000	1,982,361
	China Construction Bank Class H	2,293,000	1,841,716
	China Life Insurance Co. Ltd.	1,142,000	5,057,490
	China Mobile Ltd.	555,990	5,834,267
	China Petroleum & Chemical Corp.	3,264,000	2,909,841
	Guangzhou R&F Properties Co. Ltd.	783,600	1,720,647
	Melco Crown Entertainment Ltd. (a)(b)	392,604	2,182,878
			25,120,063
Hong Kong - 2.7%	China Communications Construction Co. Ltd.	1,516,000	1,960,846
	China Resources Power Holdings Co.	1,361,800	3,515,215
			5,476,061
Hungary - 2.1%	OTP Bank Rt.	194,510	4,152,518
India - 1.3%	ICICI Bank Ltd. (a)	81,742	2,562,612
Israel - 3.0%	Teva Pharmaceutical Industries Ltd. (a)	112,250	5,987,415
Malaysia - 1.9%	Sime Darby Bhd	858,100	2,008,919
	Tenaga Nasional Bhd	784,800	1,815,427
			3,824,346
Mexico - 4.2%	America Movil, SA de CV (a)	44,500	1,913,945
	Desarrolladora Homex SA de CV (a)(b)	68,373	2,408,781
	Fomento Economico Mexicano, SA de CV (a)	19,407	749,110
	Grupo Financiero Banorte, SA de CV	169,729	420,564
	Grupo Televisa, SA (a)	161,000	2,912,490
			8,404,890
Peru - 0.9%	Credicorp Ltd.	25,816	1,721,927
Russia - 7.7%	LUKOIL (a)	23,255	1,162,750
	MMC Norilsk Nickel (a)	254,533	2,547,875
	Mechel OAO (a)	193,033	2,061,592
	Mobile Telesystems (a)	38,448	1,614,431

1

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	OAO Gazprom (a)	281,646	$ 5,815,990
	Sberbank	1,563,000	2,141,310
			15,343,948
South Africa - 6.7%	Aveng Ltd.	454,465	2,166,133
	Barloworld Ltd.	71,854	421,853
	FirstRand Ltd.	2,054,211	4,013,106
	Gold Fields Ltd.	113,867	1,367,272
	Gold Fields Ltd. (a)	106,512	1,284,535
	Sasol Ltd.	70,874	2,537,114
	Tiger Brands Ltd.	86,173	1,736,688
			13,526,701
South Korea - 14.5%	CJ Cheil Jedang Corp.	12,658	1,811,422
	GS Engineering & Construction Corp.	36,664	2,608,765
	Hana Financial Group, Inc.	82,750	2,340,755
	Hyundai Development Co.	48,717	1,719,843
	KT&G Corp.	31,602	1,834,293
	POSCO	7,569	3,073,808
	Samsung Electronics Co. Ltd.	13,117	7,723,376
	Samsung Fire & Marine Insurance Co. Ltd.	13,594	2,275,809
	Shinhan Financial Group Co., Ltd.	93,703	3,152,277
	Shinsegae Co. Ltd.	5,990	2,587,823
			29,128,171
Taiwan - 11.8%	Advanced Semiconductor Engineering Inc.	3,276,000	2,316,485
	Asustek Computer, Inc.	1,839,000	2,910,065
	Catcher Technology Co. Ltd.	714,000	2,000,873
	Chunghwa Telecom Co. Ltd.	612,000	1,227,432
	Chunghwa Telecom Co. Ltd. (a)	68,991	1,204,581
	Far Eastern Textile Co. Ltd.	1,551,000	1,748,834
	Formosa Plastics Corp.	1,214,450	2,084,223
	Fubon Financial Holding Co. Ltd.	921,000	944,306
	HON HAI Precision Industry Co. Ltd.	714,138	2,465,726
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,805,360	3,214,892
	Uni-President Enterprises Corp.	1,872,000	1,942,278
	Yuanta Financial Holding Co. Ltd.	2,304,000	1,652,575
			23,712,270
Thailand - 2.0%	Kasikornbank PCL	784,400	1,668,982
	PTT Exploration & Production PCL (a)	578,290	2,342,428
			4,011,410
United Kingdom - 1.0%	Anglo American Plc	63,735	2,049,016
United States - 1.9%	Deutsche CW17 P-Cert Gail India	296,000	2,049,800
	HSBC Bank Plc	2,233,274	1,763,170
			3,812,970
	Total Common Stocks - 92.2%		184,901,390

2

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
Country	Warrants			Shares	Value
United States - 1.0%	Unitech Ltd. (c)			1,104,972	$ 2,071,425
	Total Warrants - 1.0%				2,071,425
				Par
	Structured Notes			(000)
Cayman Islands - 1.0%	Morgan Stanley BV (Rolta India Ltd.), due 5/26/14 (b)		$ 632		2,066,064
United Kingdom - 0.7%	HSBC Bank Plc (Emaar Properties PJSC), due 4/05/12			1,746	1,302,462
United States - 2.0%	Deutsche Bank AG (DFM)			4,146	1,948,524
	Deutsche Bank AG (Punj Lloyd Ltd.)			410	2,110,106
					4,058,630
	Total Structured Notes - 3.7%				7,427,156
	Total Long-Term Investments
	(Cost - $152,569,584) - 96.9%				194,399,971
	Short-Term Securities			Shares
	BlackRock Liquidity Funds, TempFund, 0.29% (d)(e)			8,139,308	8,139,308
	Total Short-Term Securities
	(Cost - $8,139,308) - 4.1%				8,139,308
	Total Investments
	(Cost - $160,708,892*)	- 101.0%			202,539,279
	Liabilities in Excess of Other Assets - (1.0)%				(1,921,937)
	Net Assets - 100.0%			$ 200,617,342
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 170,345,618
Gross unrealized appreciation	$ 43,532,664
Gross unrealized depreciation	(11,339,003)
Net unrealized appreciation	$ 32,193,661
(a) Depositary receipts.
(b) Non-income producing security.
(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
Net
Affiliate		Activity	Income
BlackRock Liquidity Funds, TempFund		8,139,308	$ 4,660
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (6,128,715)		$ 12,425
(e) Represents the current yield as of report date.
3

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
	• Foreign currency exchange contracts as of July 31, 2009 were as follows:
					Unrealized
				Settlement	Appreciation
Currency Purchased		Currency Sold	Counterparty	Date	(Depreciation)
USD	12,268 HKD	95,080 Brown Brothers Harriman & Co.		8/04/09	-
USD	515,075 MXN	6,835,043 State Street Bank & Trust Co.		8/04/09	$ (2,379)
USD	685,589 PLN	2,028,316 State Street Bank & Trust Co.		8/04/09	(11,464)
BRL	2,265,035 USD	1,211,896 Brown Brothers Harriman & Co.		8/05/09	904
HUF	188,370,077 USD	1,000,372 State Street Bank & Trust Co.		8/05/09	6,939
USD	578,803 PLN	1,695,315 State Street Bank & Trust Co.		8/05/09	(3,770)
ZAR	2,527,800 USD	320,583 Bank of New York Mellon		8/05/09	4,836
Total					$ (4,934)
	• Currency Abbreviations:
	BRL Brazilian Real
	HKD Hong Kong Dollar
	HUF Hungary Forint
	MXN Mexican New Peso
	PLN Polish Zloty
	USD US Dollar
	ZAR South African Rand
4

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 - price quotations in active markets/exchanges for identical securities
•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks:
Argentina	$ 3,092,152
Brazil	32,974,920
China	2,182,879
India	2,562,612
Israel	5,987,415
Mexico	8,404,890
Peru	1,721,927
Russia	15,343,948
South Africa	1,284,536
Taiwan	2,432,014
Short-Term Securities	8,139,308
Total Level 1	84,126,601
Level 2
Long-Term Investments:
Common Stocks:
Cayman Islands	2,066,064
China	22,937,184
Hong Kong	5,476,061
Hungary	4,152,518
5

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
Investments in
Valuation Inputs	Securities
Assets

Malaysia	$ 3,824,346
South Africa	12,242,165
South Korea	29,128,171
Taiwan	21,280,256
Thailand	4,011,410
United Kingdom	3,351,478
United States	9,943,025
Total Level 2	118,412,678
Level 3	-
Total	$ 202,539,279
		Other Financial
Valuation Inputs		Instruments[1]
	Assets		Liabilities
Level 1		-	-
Level 2	$ 12,679 $		(17,613)
Level 3		-	-
Total	$ 12,679 $		(17,613)

1 Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

6

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Emerging Markets Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Emerging Markets Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: September 22, 2009